Discontinued Operations - Schedule of Net Income from Discontinued Operations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales		$ 0	$ 0
Cost of sales		0	0
Gross profit		0	0
Selling, general and administrative expenses		552	381
Restructuring charges		0	0
Depreciation and amortization		0	0
Total operating expenses		552	381
Operating (loss) income		(552)	(381)
Interest and other financial costs		0	0
Debt extinguishment charges		0	0
(Loss) income from discontinued operations		(552)	(381)
Income tax expense(benefit)		0	0
(Loss) income from discontinued operations, net of taxes		(552)	(381)
Gain on disposal, net of taxes		0	0
Net (loss) income from discontinued operations,		$ (552)	$ (381)
Weighted average common shares outstanding:
Basic	18,005	17,968	17,961
Diluted	18,005	17,968	17,961
Net (loss) income from discontinued operations per common share:
Basic		$ (0.03)	$ (0.02)
Diluted		$ (0.03)	$ (0.02)